Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards
Note 3 - Recently Issued Accounting Standards
Adoption of new accounting standards
In August 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This ASU addresses the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, this ASU requires that a joint venture apply a new basis of accounting upon formation, by recognizing and initially measuring its assets and liabilities at fair value, with certain exceptions. This ASU is effective for the Company from January 1, 2025. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures for the year ended December 31, 2025, however, this may have an impact on the accounting for future joint ventures.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires that public business entities on an annual basis (1) disclose specific categories in the income tax rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The additional information required includes the nature, effect and underlying causes of the reconciling items and the judgment used in categorizing the reconciling items, if not otherwise evident. Additionally, the ASU adds required disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (“SEC”) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and removing disclosures that are no longer considered cost beneficial or relevant. This ASU was adopted retrospectively and is effective for the Company for annual periods beginning January 1, 2025 and interim periods beginning January 1, 2026. Our updated disclosures are included in Note 9 - Taxation.
Accounting pronouncements issued but not yet adopted

Standard	Description	Date of Adoption	Timing and Effect of Adoption
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	This ASU requires that a company, in the notes to its financial statements at each interim and annual reporting period:
(1) discloses the amounts included in each relevant expense caption of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization for oil- and gas-producing activities;
(2) includes certain amounts that are required to be disclosed under current GAAP in the same disclosure as the disaggregation requirements in this ASU;
(3) discloses a qualitative description of the amounts remaining in relevant expense captions that are not disaggregated; and
(4) discloses the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.

	An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.	January 1, 2027	An impact to our related disclosures is expected.
ASU 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20)	This ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. Specifically, an inducement offer is required to provide the debt holder with, at a minimum, the form and amount of consideration issuable under the conversion privileges. An entity should assess whether this criterion is satisfied as of the date the inducement offer is accepted by the holder. If the convertible debt had been exchanged or modified (without being deemed substantially different) within the one-year period leading up to the offer acceptance date, an entity should compare the terms provided in the inducement offer with the terms that existed one year before the offer acceptance date.

	This ASU does not change the other criteria that are required to account for a settlement transaction as an induced conversion.	January 1, 2026	The Company adopted this ASU prospectively as of January 1, 2026. No material impact is expected.
ASU 2025-05: Financial Instruments - Credit Losses (Topic 326)	This ASU provides that all entities may elect a practical expedient to assume when developing reasonable and supportable forecasts are part of estimating expected credit losses that current conditions as of the balance sheet date do not change for the remaining life of the asset.	January 1, 2026	The Company adopted the practical expedient in this ASU as of January 1, 2026. No material impact is expected.
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.